Income Taxes	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Note 8.	Income Taxes

The components of earnings (losses) before income taxes were as follows:

Year Ended June 30,	2018	2017	2016
($000)
U.S. loss	$(15,207)	$(6,944)	$(5,809)
Non-U.S. income	137,401	125,732	95,764
Earnings before income taxes	$122,194	$118,788	$89,955

The components of income tax expense were as follows:

Year Ended June 30,	2018	2017	2016
($000)
Current:
Federal	$699	$2,133	$3,704
State	401	253	5
Foreign	32,147	22,312	19,783
Total Current	$33,247	$24,698	$23,492
Deferred:
Federal	$(3,064)	$(6,963)	$2,759
State	1,615	(1,251)	1,302
Foreign	2,394	7,030	(3,084)
Total Deferred	$945	$(1,184)	$977
Total Income Tax Expense	$34,192	$23,514	$24,469

Principal items comprising deferred income taxes were as follows:

June 30,	2018	2017
($000)
Deferred income tax assets
Inventory capitalization	$5,267	$6,338
Non-deductible accruals	1,125	1,705
Accrued employee benefits	7,614	9,738
Net-operating loss and credit carryforwards	48,738	53,048
Share-based compensation expense	7,925	12,386
Other	3,242	1,761
Valuation allowances	(21,797)	(42,562)
Total deferred income tax assets	$52,114	$42,414
Deferred income tax liabilities
Tax over book accumulated depreciation	$(24,174)	$(7,803)
Intangible assets	(24,649)	(38,108)
Tax on unremitted earnings	(13,090)	(6,210)
Convertible debt	(11,376)	-
Other	(4,020)	(2,615)
Total deferred income tax liabilities	$(77,309)	$(54,736)
Net deferred income taxes	$(25,195)	$(12,322)

The reconciliation of income tax expense at the statutory U.S. federal rate to the reported income tax expense is as follows:

Year Ended June 30,	2018	%	2017	%	2016	%
($000)
Taxes at statutory rate	$34,284	28	$41,576	35	$31,484	35
Increase (decrease) in taxes resulting from:
State income taxes-net of federal benefit	1,426	1	(641)	-	864	1
Taxes on non U.S. earnings	(16,058)	(13)	(12,907)	(11)	(13,860)	(15)
Valuation allowance	(6,008)	(5)	(806)	(1)	8,464	9
Research and manufacturing incentive deductions and credits	(7,024)	(6)	(5,681)	(5)	(4,374)	(5)
Stock compensation	(4,103)	(3)	1,770	2	702	1
Repatriation tax	36,777	30	-	-	-	-
Impact of U.S. tax rate change on deferred balances	(4,209)	(3)	-	-	-	-
Other	(893)	(1)	203	-	1,189	1
	$34,192	28	$23,514	20	$24,469	27

U.S. Tax Reform

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act significantly revises the future ongoing U.S. corporate income tax by, among other things, lowering U.S. corporate income tax rates and implementing a territorial tax system. As the Company has a June 30 fiscal year end, the lower corporate income tax rate was phased in, resulting in a U.S. statutory federal rate of approximately 28% for the Company’s fiscal year ending June 30, 2018, and 21% for subsequent fiscal years.  As part of the transition to the new territorial tax system, the Tax Act imposes a one-time repatriation tax on total post-1986 earnings and profits (“E&P”) of foreign subsidiaries that were previously deferred from U.S. income taxes.

At June 30, 2018, the Company has not finalized its accounting for the tax effects of the Tax Act; however, as described below, management has made a reasonable estimate of the effects on existing deferred tax balances and has recorded an estimated amount for its one-time repatriation tax, resulting in an increase in income tax expense. The Company has yet to complete its calculation of the total post-1986 foreign E&P and therefore may change.

The impact of the repatriation tax is expected to be offset by available net operating loss and credit carryforwards which currently have a valuation allowance.  Thus the tax expense reported is reduced by the release of the valuation allowance on U.S. deferred tax assets.  The reduction of the U.S. corporate tax rate caused the Company to adjust the U.S. deferred tax assets and liabilities to the lower U.S. statutory federal rate of 21%. However, the Company will continue to analyze certain aspects of the Tax Act which could affect the measurement of these balances or give rise to new deferred tax amounts. In addition, the Company has recorded withholding taxes on planned repatriation due to the change to a territorial tax system.  The transitional impacts described above resulted in a cumulative provisional net charge to income tax expense of $8.0 million for the year ended June 30, 2018.

The changes included in the Tax Act are broad and complex. The final transition impacts of the Tax Act may differ from the estimates recorded during the year ended June 30, 2018, possibly materially, due to, among other things, changes in interpretations of the Tax Act, any legislative action to address questions that arise because of the Tax Act, any changes in accounting standards for income taxes or related interpretations in response to the Tax Act, or any updates or changes to estimates the Company has utilized to calculate the transition impacts, including impacts from changes to current year earnings estimates and foreign exchange rates of foreign subsidiaries. The Securities and Exchange Commission has issued rules that allow for a measurement period of up to one year after the enactment date of the Tax Act to finalize the recording of the related tax impacts. The Company currently anticipates finalizing and recording any resulting adjustments by the end of the quarter ending December 31, 2018.

During the fiscal years ended June 30, 2018, 2017, and 2016, net cash paid by the Company for income taxes was $21.3 million, $23.6 million, and $18.5 million, respectively.

Our foreign subsidiaries in the Philippines operate under various tax holiday arrangements.  The benefits of such arrangements phase out through the fiscal year ended June 30, 2019.  The impact of the tax holidays on our effective rate is a reduction in the rate of 0.17%, 0.31% and 0.37% for the fiscal years ended June 30, 2018, 2017 and 2016, respectively, and the impact of the tax holidays on diluted earnings per share is immaterial.

The Company has the following gross operating loss carryforwards and tax credit carryforwards as of June 30, 2018:

Type	Amount	Expiration Date
($000)
Tax credit carryforwards:
Federal research and development credits	$13,913	June 2019-June 2038
Foreign tax credits	251	June 2024-June 2028
State tax credits	5,594	June 2019-June 2038
Operating loss carryforwards:
Loss carryforwards - federal	$68,661	June 2020-June 2038
Loss carryforwards - state	47,756	June 2019-June 2038
Loss carryforwards - foreign	16,347	June 2019-June 2028

The Company has recorded a valuation allowance against the majority of the loss and credit carryforwards. The Company’s U.S. federal loss carryforwards, federal research and development credit carryforwards, and certain state tax credits resulting from the Company’s acquisitions are subject to various annual limitations under Section 382 of the U.S. Internal Revenue Code.

Changes in the liability for unrecognized tax benefits for the fiscal years ended June 30, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($000)
Beginning balance	$7,577	$5,559	$4,022
Increases in current year tax positions	2,536	895	2,146
Increases in prior year tax positions	224	2,605	190
Decreases in prior year tax positions	(9)	-	(67)
Settlements	-	(1,143)	-
Expiration of statute of limitations	(436)	(339)	(732)
Ending balance	$9,892	$7,577	$5,559

The Company classifies all estimated and actual interest and penalties as income tax expense. During fiscal year 2018 and 2017, there was $0.3 million and $0.5 million of interest and penalties within income tax expense, respectively. During the fiscal year 2016, there was no interest or penalties within income tax expense. The Company had $0.6 million and $0.3 million of interest and penalties accrued at June 30, 2018 and 2017, respectively. The Company has classified the uncertain tax positions as non-current income tax liabilities, as the amounts are not expected to be paid within one year. Including tax positions for which the Company determined that the tax position would not meet the more likely than not recognition threshold upon examination by the tax authorities based upon the technical merits of the position, the total estimated unrecognized tax benefit that, if recognized, would affect our effective tax rate, was approximately $1.6 million and $1.3 million at June 30, 2018 and 2017, respectively. The Company expects a decrease of $3.4 million of unrecognized tax benefits during the next 12 months due to the expiration of statutes of limitation.

Fiscal years 2015 to 2018 remain open to examination by the Internal Revenue Service, fiscal years 2013 to 2018 remain open to examination by certain state jurisdictions, and fiscal years 2008 to 2018 remain open to examination by certain foreign taxing jurisdictions. The Company is currently under examination for the U.S. Federal income tax return for the year ended June 30, 2016; certain subsidiary companies in the Philippines for the year ended June 30, 2017; and Germany for the years ended June 2012 through June 2015. The Company believes its income tax reserves for these tax matters are adequate.